Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000219139 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219139 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219139 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219139 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219139 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219139 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219139 | CSX
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219139 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219139 | Procter & Gamble
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219139 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219139 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000219139 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000219139 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000219139 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000219139 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219139 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219139 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219139 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219139 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219139 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005461 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005461 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005461 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005461 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005461 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005461 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005461 | CSX
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005461 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005461 | Procter & Gamble
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005461 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005461 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000005461 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005461 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005461 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000005461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005461 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005461 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005461 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005461 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.40%